DEFERRED REVENUE - Disclosure of deferred revenue (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 13,441	$ 5,604
Long-term portion of deferred revenue	45,356	47,154
Total deferred revenue	58,797	52,758
Customer advance payments [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	5,297	0
Osisko - silver stream agreement [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 8,144	$ 5,604